NON-FINANCIAL ASSETS AND LIABILITIES (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Present Value Of The Obligation [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	$ 38	$ 33	$ 25
Current services cost	1	1	1
Cost for interest	29	15	13
Actuarial (gains) losses	7	9	1
Benefit payments	(3)	(3)	(2)
(Gain) Loss on exchange difference, net	(49)	(17)	(5)
Liabilities, ending	23	38	33
Fair Value Of Plan Assets [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	(4)	(4)	(4)
Current services cost
Cost for interest	(4)	(2)	(3)
Actuarial (gains) losses	(2)		2
Benefit payments
(Gain) Loss on exchange difference, net	6	2	1
Liabilities, ending	(4)	(4)	(4)
Net Liability At The End Of The Year [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	34	29	21
Current services cost	1	1	1
Cost for interest	25	13	10
Actuarial (gains) losses	5	9	3
Benefit payments	(3)	(3)	(2)
(Gain) Loss on exchange difference, net	(43)	(15)	(4)
Liabilities, ending	$ 19	$ 34	$ 29